Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

Cost	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer List	Total
At December 31, 2018	$1,910	$15,484	$4,365	$770	$22,529
Additions (note 9)	7,038	8,930	—	—	15,968
Impairment	(6,959)	—	—	—	(6,959)
Transfers within intangible assets	(1,854)	1,457	—	—	(397)
Effect of movements in exchange rates	(135)	(942)	(209)	(37)	(1,323)

At December 31, 2019	$—	$24,929	$4,156	$733	$29,818
Acquisition under business combinations (note 4)	1,183	0	495	4,860	6,538
Effect of movements in exchange rates	(2)	(491)	(83)	(22)	(598)

At December 31, 2020	$1,181	$24,438	$4,568	$5,571	$35,758

Accumulated amortization and impairment losses	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer List	Total
At December 31, 2018	$205	$15,484	$4,365	$770	$20,824
Amortization	841	597	—	—	1,438
Impairment	(638)	—	—	—	(638)
Transfers within intangible assets	(397)	—	—	—	(397)
Effect of movements in exchange rates	(11)	(751)	(209)	(37)	(1,008)

At December 31, 2019	$—	$15,330	$4,156	$733	$20,219
Amortization	7	2,428	2	29	2,466
Effect of movements in exchange rates	0	(426)	(82)	(15)	(523)

At December 31, 2020	$7	$17,332	$4,076	$747	$22,162

Carrying amounts	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer List	Total
At December 31, 2019	$—	$9,599	$—	$—	$9,599
At December 31, 2020	$1,174	$7,106	$492	$4,824	$13,596